Material Cybersecurity Incident Disclosure	12 Months Ended
Sep. 30, 2024
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Information Not Available or Undetermined [Text Block]

Overall, we believe that we have established a robust framework to protect against cybersecurity threats, mitigate risks, preserve customer trust and reputation, and support the sustainable growth of our Company.